Expense Example {- Fidelity SAI Short-Term Bond Fund} - 08.31 Fidelity SAI Bond Funds Combo PRO-04 - Fidelity SAI Short-Term Bond Fund - Fidelity SAI Short-Term Bond Fund	Oct. 29, 2022 USD ($)
Expense Example:
1 year	$ 32
3 years	100
5 years	174
10 years	$ 393